Discontinued Operations - Summary of Tabular Form Of Exceptional Items Relating to Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross	$ (6,600)	$ (340)	$ (620)
Exceptional items tax	837	(266)	(454)
Exceptional items net	(5,763)	(606)	(1,074)
Attributable to BHP shareholders [member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross	(6,600)	(340)	(620)
Exceptional items tax	837	(159)	(454)
Exceptional items net	(5,763)	(499)	(1,074)
Discontinued operations [member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross			8,167
Exceptional items tax			(8)
Exceptional items net	$ 0	$ 0	8,159
Discontinued operations [member] | Gain on Petroleum disposal [member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross			8,167
Exceptional items tax			(8)
Exceptional items net			8,159
Discontinued operations [member] | Attributable to BHP shareholders [member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross			8,167
Exceptional items tax			(8)
Exceptional items net			$ 8,159